UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05957

Nuveen Municipal Advantage Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Municipal Advantage Fund, Inc. (NMA)
	July 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 146.4% (100.0% of Total Investments)

	MUNICIPAL BONDS – 146.4% (100.0% of Total Investments)

	Alaska – 1.3% (0.9% of Total Investments)
$ 1,690	Alaska Railroad Corporation, Capital Grant Receipts Bonds, Section 5307 and 5309 Formula	8/16 at 100.00	AA– (4)	$ 1,768,484
	Funds, Series 2006, 5.000%, 8/01/17 (Pre-refunded 8/01/16) – FGIC Insured
2,495	CivicVentures, Alaska, Revenue Bonds, Anchorage Convention Center Series 2006, 5.000%, 9/01/34	9/15 at 100.00	AA– (4)	2,505,055
	(Pre-refunded 9/01/15) – NPFG Insured
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
660	4.625%, 6/01/23	12/15 at 100.00	Ba1	660,000
3,595	5.000%, 6/01/46	12/15 at 100.00	B	2,760,349
8,440	Total Alaska			7,693,888
	Arizona – 3.4% (2.4% of Total Investments)
3,465	Arizona Board of Regents, Certificates of Participation, Arizona State University, Refunding	7/17 at 100.00	AA–	3,718,049
	Series 2006, 5.000%, 7/01/25 – NPFG Insured
4,905	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	5,135,094
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
10,700	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	11,679,799
	2008A, 5.000%, 7/01/38
19,070	Total Arizona			20,532,942
	California – 23.0% (15.7% of Total Investments)
2,000	ABC Unified School District, Los Angeles County, California, General Obligation Bonds, Series	No Opt. Call	AA–	1,618,160
	2000B, 0.000%, 8/01/23 – FGIC Insured
3,500	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	10/17 at 100.00	BBB+	3,802,925
	Lien Series 2004A, 5.450%, 10/01/25 – AMBAC Insured
4,225	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series	No Opt. Call	AA	2,635,006
	2005B, 0.000%, 8/01/28 – AGM Insured
	Calexico Unified School District, Imperial County, California, General Obligation Bonds,
	Series 2005B:
4,070	0.000%, 8/01/32 – FGIC Insured	No Opt. Call	AA–	1,650,141
6,410	0.000%, 8/01/34 – FGIC Insured	No Opt. Call	AA–	2,302,216
610	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced	12/15 at 100.00	BBB+	609,976
	County Tobacco Funding Corporation, Series 2005A, 5.000%, 6/01/26
3,840	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	4,314,202
	Series 2013A, 5.000%, 7/01/33
2,000	California State, General Obligation Bonds, Refunding Series 2007, 4.500%, 8/01/28 – AMBAC Insured	2/17 at 100.00	AA–	2,102,120
16,000	California State, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 6/01/37	6/17 at 100.00	AA–	17,035,680
4,250	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 11/01/40	11/20 at 100.00	AA–	4,955,755
2,455	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	2,908,340
	Project, Series 2009, 6.750%, 2/01/38
9,955	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	No Opt. Call	AA–	4,963,065
	Facilities District 98-2, Series 2005, 0.000%, 9/01/31 – FGIC Insured
	Colton Joint Unified School District, San Bernardino County, California, General Obligation
	Bonds, Series 2006C:
3,800	0.000%, 2/01/33 – FGIC Insured	8/15 at 39.76	AA–	1,511,868
3,795	0.000%, 2/01/37 – FGIC Insured	No Opt. Call	AA–	1,484,073
5,130	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage	No Opt. Call	Aaa	6,207,044
	Revenue Bonds, Series 1989, 7.750%, 5/01/22 (Alternative Minimum Tax) (ETM)
2,510	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	No Opt. Call	AA–	1,526,080
	Bonds, School Facilities Improvement District 1, Series 2004B, 0.000%, 10/01/28 – NPFG Insured
3,360	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	No Opt. Call	AA–	2,159,338
	Bonds, School Facilities Improvement District 2, Series 2002A, 0.000%, 7/01/27 – NPFG Insured
2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	1/24 at 100.00	BBB–	2,344,020
	Refunding Series 2013A, 6.000%, 1/15/49
2,315	Gateway Unified School District, California, General Obligation Bonds, Series 2004B, 0.000%,	No Opt. Call	AA–	1,087,332
	8/01/32 – FGIC Insured
3,170	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	No Opt. Call	AA	2,238,939
	Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – AGM Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
1,290	4.500%, 6/01/27	6/17 at 100.00	B+	1,232,943
6,080	5.000%, 6/01/33	6/17 at 100.00	B	5,098,810
1,000	5.125%, 6/01/47	6/17 at 100.00	B	781,930
5,000	Huntington Beach Union High School District, Orange County, California, General Obligation	No Opt. Call	Aa2	2,630,400
	Bonds, Series 2005, 0.000%, 8/01/31 – NPFG Insured
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation	No Opt. Call	Aa2	1,226,125
	Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured
5,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,	7/17 at 100.00	Aa2	5,313,000
	Series 2007A, 4.500%, 1/01/28 – NPFG Insured
1,160	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	828,170
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	2,892,274
	2009C, 6.500%, 11/01/39
2,100	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax	9/16 at 100.00	AA	2,198,700
	Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured
	North Orange County Community College District, California, General Obligation Bonds, Election
	of 2002 Series 2003B:
7,735	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	Aa1	5,724,674
4,180	0.000%, 8/01/26 – FGIC Insured	No Opt. Call	Aa1	2,953,003
5,000	Palmdale Community Redevelopment Agency, California, Single Family Restructured Mortgage	No Opt. Call	Aaa	5,226,600
	Revenue Bonds, Series 1986A, 8.000%, 3/01/16 (ETM)
6,000	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A,	No Opt. Call	AA–	4,428,060
	0.000%, 8/01/24 – NPFG Insured
2,000	Pasadena, California, Certificates of Participation, Refunding Series 2008C, 5.000%, 2/01/33	2/18 at 100.00	AA+	2,154,180
9,315	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	Aaa	12,897,642
	Bonds, Series 1989A, 7.600%, 1/01/23 (Alternative Minimum Tax) (ETM)
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds,	8/19 at 100.00	Aa2	2,931,331
	Tender Option Bond Trust 2015-XF0098, 20.122%, 2/01/33 (IF)
7,205	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	AA–	5,473,783
	Bonds, Refunding Series 1997A, 0.000%, 1/15/23 – NPFG Insured
	San Jose-Evergreen Community College District, Santa Clara County, California, General
	Obligation Bonds, Series 2005A:
5,905	0.000%, 9/01/29 (Pre-refunded 9/01/15) – NPFG Insured	9/15 at 47.82	Aa1 (4)	2,823,358
1,345	0.000%, 9/01/29 (Pre-refunded 9/01/15) – NPFG Insured	9/15 at 47.82	Aa1 (4)	643,071
5,760	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding	No Opt. Call	AA	1,251,130
	Series 2015, 0.000%, 8/01/45
1,800	Walnut Valley Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	Aa2	1,185,822
	Bonds, Election 2000 Series 2003D, 0.000%, 8/01/27 – FGIC Insured
169,800	Total California			137,351,286
	Colorado – 13.5% (9.2% of Total Investments)
1,600	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%,	10/16 at 100.00	BBB–	1,635,344
	10/01/40 – SYNCORA GTY Insured
9,440	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	A+	9,599,725
	Series 2006A, 4.500%, 9/01/38
3,335	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	7/19 at 100.00	A+	3,777,288
	Series 2009A, 5.500%, 7/01/34
4,890	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	A+	5,306,530
	Series 2013A, 5.250%, 1/01/45
1,150	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System,	9/18 at 102.00	AA	1,252,327
	Series 2005C, 5.250%, 3/01/40 – AGM Insured
7,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	8,132,175
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	A–	1,577,070
	Association, Series 2007, 5.250%, 5/15/42
3,870	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	4,272,635
	5.000%, 11/15/43
2,200	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	2,230,800
	Senior Lien Series 2006, 4.750%, 12/01/35 – SYNCORA GTY Insured
1,270	Denver, Colorado, Airport System Revenue Bonds, Series 2005A, 5.000%, 11/15/25 –	11/15 at 100.00	A+	1,287,501
	SYNCORA GTY Insured
	Denver, Colorado, Airport System Revenue Bonds, Series 2006:
5,365	5.000%, 11/15/23 – FGIC Insured	11/16 at 100.00	AA–	5,680,194
3,300	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	AA–	3,487,968
4,340	5.000%, 11/15/25 – FGIC Insured	11/16 at 100.00	AA–	4,584,299
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
2,830	0.000%, 9/01/16 – NPFG Insured	No Opt. Call	AA–	2,793,804
8,845	0.000%, 9/01/26 – NPFG Insured	No Opt. Call	AA–	6,081,645
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
7,550	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	AA–	4,471,035
11,100	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	AA–	5,921,739
10,000	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	AA–	5,028,400
3,110	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	3,522,075
	Activity Bonds, Series 2010, 6.000%, 1/15/34
93,195	Total Colorado			80,642,554
	Florida – 4.3% (3.0% of Total Investments)
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding	10/24 at 100.00	A	1,115,050
	Series 2014B, 5.000%, 10/01/37
2,225	Miami-Dade County, Florida, General Obligation Bonds, Parks Program, Series 2005, 4.300%,	11/15 at 100.00	AA (4)	2,248,229
	11/01/30 (Pre-refunded 11/01/15) – NPFG Insured
2,335	Orlando, Florida, Capital Improvement Special Revenue Bonds, Series 2014B, 5.000%, 10/01/46	10/24 at 100.00	AA+	2,623,956
590	South Broward Hospital District, Florida, Hospital Revenue Bonds, Memorial Health System,	5/18 at 100.00	AA–	641,548
	Refunding Series 2008, 5.000%, 5/01/28
14,730	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	15,409,495
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	3,691,776
24,180	Total Florida			25,730,054
	Georgia – 1.0% (0.7% of Total Investments)
1,460	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/35	5/25 at 100.00	AA–	1,668,035
2,900	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical	12/15 at 100.00	BB–	2,899,797
	Center, Series 2004, 5.000%, 12/01/26
1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb	9/20 at 100.00	BBB–	1,367,825
	Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30
5,610	Total Georgia			5,935,657
	Illinois – 15.3% (10.4% of Total Investments)
1,470	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series	12/21 at 100.00	BB+	1,240,680
	2011A, 5.000%, 12/01/41
2,950	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated	12/15 at 100.00	AA–	2,961,092
	Revenues, Refunding Series 2004A, 5.000%, 12/01/20 – NPFG Insured
7,460	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	3,628,171
	Revenues, Series 1998B-1, 0.000%, 12/01/28 – FGIC Insured
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1999A:
2,405	0.000%, 12/01/27 – NPFG Insured	No Opt. Call	AA–	1,241,822
5,090	0.000%, 12/01/31 – FGIC Insured	No Opt. Call	AA–	2,043,126
1,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	AA	1,158,575
5,320	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Refunding	1/16 at 100.00	AA–	5,340,269
	Third Lien Series 2004A, 5.000%, 1/01/28 – NPFG Insured
1,655	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien	1/23 at 100.00	A2	1,891,334
	Refunding Series 2013B, 5.000%, 1/01/26
17,310	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/37 –	No Opt. Call	AA–	5,409,894
	FGIC Insured
3,880	Chicago, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 1/01/34 – AGM Insured	1/16 at 100.00	AA	3,881,358
7,100	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	7,636,547
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA+	1,712,835
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA	2,130,460
	8/15/47 – AGC Insured (UB)
2,500	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	N/R (4)	3,068,550
	2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)
8,395	Illinois Finance Authority, Revenue Bonds, University of Chicago, Tender Option Bond Trust	7/17 at 100.00	AA+ (4)	9,358,662
	2015-XF0248, 9.426%, 7/01/46 (Pre-refunded 7/01/17) (IF) (6)
4,000	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB+	4,396,000
	Centers, Series 2008A, 6.000%, 8/15/23
7,565	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/21	No Opt. Call	A–	8,197,131
3,000	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006A-1,	7/16 at 100.00	AA (4)	3,129,390
	5.000%, 1/01/20 (Pre-refunded 7/01/16) – AGM Insured
1,315	McHenry and Kane Counties Community Consolidated School District 158, Huntley, Illinois,	No Opt. Call	A3	1,115,252
	General Obligation Bonds, Series 2003, 0.000%, 1/01/21 – FGIC Insured
1,165	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	A3	983,039
	Project, Series 1993A, 0.000%, 6/15/21 – FGIC Insured
3,720	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA–	1,032,746
	Project, Series 2002A, 0.000%, 6/15/41 – NPFG Insured
7,075	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AA–	5,233,236
	Expansion Project, Series 1996A, 0.000%, 6/15/24 – NPFG Insured
2,935	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	3,360,604
	Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured
2,410	Springfield, Illinois, Electric Revenue Bonds, Series 2006, 5.000%, 3/01/26 – NPFG Insured	3/16 at 100.00	AA–	2,463,791
11,350	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	A1	8,395,255
	Bonds, Series 2006, 0.000%, 1/01/24 – AGM Insured
114,670	Total Illinois			91,009,819
	Indiana – 5.7% (3.9% of Total Investments)
4,400	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point	No Opt. Call	AA+	3,452,988
	Community School Corporation, Series 2000, 0.000%, 1/15/24 – NPFG Insured
4,465	Indiana Finance Authority, Health System Revenue Bonds, Sisters of Saint Francis Health	11/19 at 100.00	AA	4,947,488
	Services, Inc. Obligated Group, Series 2009, 5.250%, 11/01/39
1,815	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	1,945,444
	2012A, 5.000%, 5/01/42
2,460	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	2,557,170
	Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)
6,730	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A,	12/19 at 100.00	AA	7,535,312
	5.250%, 12/01/38
3,485	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension	11/16 at 100.00	AA+	3,651,966
	Health, Series 2006B-5, 5.000%, 11/15/36
1,180	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A	1,236,097
	Indiana, Series 2007, 5.500%, 3/01/37
1,255	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	N/R (4)	1,351,673
	Indiana, Series 2007, 5.500%, 3/01/37 (Pre-refunded 3/01/17)
10,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/26 –	No Opt. Call	AA	7,195,500
	AMBAC Insured
1,005	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	No Opt. Call	N/R	48,944
	1999, 5.450%, 2/15/14 (5)
36,795	Total Indiana			33,922,582
	Iowa – 2.2% (1.5% of Total Investments)
7,055	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/18 at 100.00	BB–	7,474,843
	Project, Series 2013, 5.500%, 12/01/22
6,425	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	12/15 at 100.00	B+	5,556,790
	5.375%, 6/01/38
250	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	236,093
	5.600%, 6/01/34
13,730	Total Iowa			13,267,726
	Kansas – 0.6% (0.4% of Total Investments)
3,050	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park	1/17 at 100.00	BB+	3,082,239
	Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured
980	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	715,214
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
4,030	Total Kansas			3,797,453
	Kentucky – 1.6% (1.1% of Total Investments)
6,015	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	6,862,153
	Medical Health System, Series 2010B, 6.375%, 3/01/40
1,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/19 at 100.00	A+	1,646,880
	System Obligated Group, Series 2009A, 5.375%, 8/15/24
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA	1,067,100
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured
8,515	Total Kentucky			9,576,133
	Louisiana – 6.4% (4.4% of Total Investments)
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	9,524,880
	Series 2007A, 5.500%, 5/15/47
28	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, Trust 660, 16.225%,	5/16 at 100.00	Aa1 (4)	31,937
	5/01/34 (Pre-refunded 5/01/16) – NPFG Insured (IF)
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
6,975	5.000%, 5/01/41 (Pre-refunded 5/01/16) – NPFG Insured	5/16 at 100.00	Aa1 (4)	7,222,961
20,690	4.500%, 5/01/41 (Pre-refunded 5/01/16) – NPFG Insured (UB)	5/16 at 100.00	Aa1 (4)	21,348,149
36,693	Total Louisiana			38,127,927
	Maine – 0.2% (0.1% of Total Investments)
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical	7/21 at 100.00	BBB–	1,192,464
	Center, Series 2011, 6.750%, 7/01/41
	Massachusetts – 3.8% (2.6% of Total Investments)
5,000	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2008A, 5.250%, 7/01/34	No Opt. Call	AAA	5,550,550
8,825	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior	1/20 at 100.00	A+	9,823,988
	Lien Series 2010B, 5.000%, 1/01/32
620	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	660,089
	Series 2008E-1 &2, 5.125%, 7/01/33
1,750	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	1/16 at 100.00	BBB+	1,755,005
	Healthcare, Series 1998A, 5.000%, 7/01/28 – AMBAC Insured
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,577,656
	University Issue, Series 2009A, 5.750%, 7/01/39
2,280	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	2,542,542
	2013A, 5.000%, 5/15/43
20,775	Total Massachusetts			22,909,830
	Michigan – 5.2% (3.6% of Total Investments)
3,695	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	1/16 at 100.00	AA–	3,745,917
	7/01/35 – NPFG Insured
3,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	AA–	3,543,600
	7/01/29 – FGIC Insured
2,835	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	AA+	3,097,833
	7/01/36 – BHAC Insured
2,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%,	7/18 at 100.00	AA+	2,764,275
	7/01/31 – BHAC Insured
4,000	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2006D,	7/16 at 100.00	AA	4,075,360
	5.000%, 7/01/32 – AGM Insured
2,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2009-I,	No Opt. Call	AA	2,827,475
	5.000%, 10/15/23 – AGC Insured
6,250	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/30 –	10/16 at 50.02	Aa2	2,990,688
	FGIC Insured
6,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Refunding	10/25 at 100.00	Aa2	6,605,338
	Series 2015-I, 5.000%, 10/15/45 (WI/DD, Settling 8/31/15)
1,525	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	BB–	1,486,753
	Series 2008A, 6.875%, 6/01/42
32,305	Total Michigan			31,137,239
	Minnesota – 0.2% (0.1% of Total Investments)
1,145	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/17 at 100.00	AA–	1,213,276
	Series 2007B, 5.000%, 1/01/24 – NPFG Insured
	Missouri – 2.8% (1.9% of Total Investments)
12,005	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AA–	7,209,843
	2004B-1, 0.000%, 4/15/29 – AMBAC Insured
6,930	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	7,503,388
	CoxHealth, Series 2013A, 5.000%, 11/15/48
2,000	Missouri Joint Municipal Electric Utility Commission, Prairie State Power Project Revenue	1/17 at 100.00	AA+ (4)	2,125,560
	Bonds, Series 2007A, 5.000%, 1/01/32 (Pre-refunded 1/01/17) – AMBAC Insured
20,935	Total Missouri			16,838,791
	Nebraska – 0.2% (0.1% of Total Investments)
935	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska	11/25 at 100.00	A–	1,009,258
	Methodist Health System, Refunding Series 2015, 5.000%, 11/01/48
	Nevada – 5.2% (3.5% of Total Investments)
15,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	17,449,050
3,750	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West,	7/17 at 100.00	AA+	4,586,400
	Tender Option Bond Trust 2633, 19.167%, 7/01/31 – BHAC Insured (IF) (6)
3,395	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water & Refunding Series	6/19 at 100.00	AA+	3,794,558
	2009D, 5.000%, 6/01/27
5,000	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	5/16 at 100.00	AA–	4,889,100
27,145	Total Nevada			30,719,108
	New Hampshire – 0.3% (0.2% of Total Investments)
1,500	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	Baa1	1,658,385
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 1.8% (1.2% of Total Investments)
1,100	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	1,187,659
	Replacement Project, Series 2013, 5.125%, 7/01/42 – AGM Insured (Alternative Minimum Tax)
2,500	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	1/16 at 100.00	AA–	2,543,275
	2004A, 5.250%, 7/01/33 – NPFG Insured
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AA–	7,128,300
	0.000%, 12/15/30 – FGIC Insured
18,600	Total New Jersey			10,859,234
	New York – 6.8% (4.6% of Total Investments)
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,190,780
	2011A, 5.250%, 2/15/47
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/22 at 100.00	AA–	2,912,900
	Series 2012F, 5.000%, 11/15/26
245	New York City Industrial Development Agency, New York, American Airlines-JFK International	No Opt. Call	N/R	254,388
	Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum Tax)
4,975	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/15 at 100.00	BB	4,995,149
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
3,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/15 at 100.00	BB	3,045,090
	British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)
1,685	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	AAA	1,795,924
	Series 2007B, 4.750%, 11/01/27
3,315	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	N/R (4)	3,556,233
	Series 2007B, 4.750%, 11/01/27 (Pre-refunded 5/01/17)
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/23 at 100.00	AAA	5,578,650
	Fiscal 2013 Series I, 5.000%, 5/01/38
5,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	5,048,100
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
6,065	6.500%, 12/01/28	12/15 at 100.00	BBB	6,176,960
1,760	6.000%, 12/01/36	12/20 at 100.00	BBB	2,053,286
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	5/25 at 100.00	AA–	2,757,175
	Series 2015A, 5.000%, 11/15/50
38,045	Total New York			40,364,635
	North Carolina – 1.9% (1.3% of Total Investments)
3,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	AAA	3,063,240
	5.250%, 1/01/20 (Pre-refunded 1/01/16) – AMBAC Insured
3,500	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University	6/19 at 100.00	AA	3,902,080
	Health System, Series 2009A, 5.000%, 6/01/42
2,380	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health	11/16 at 100.00	AA+	2,489,575
	Inc., Series 2006, 5.000%, 11/01/39 – NPFG Insured
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A,	1/19 at 100.00	AA	2,118,139
	5.750%, 1/01/39 – AGC Insured
10,780	Total North Carolina			11,573,034
	North Dakota – 0.7% (0.5% of Total Investments)
1,500	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	1,791,420
	6.000%, 11/01/28
2,350	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006,	7/16 at 100.00	BBB–	2,382,383
	5.125%, 7/01/25
3,850	Total North Dakota			4,173,803
	Ohio – 7.7% (5.3% of Total Investments)
9,405	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/18 at 100.00	N/R (4)	10,443,500
	2008A, 5.250%, 2/15/43 (Pre-refunded 2/15/18)
595	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/18 at 100.00	A1	643,463
	2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
6,860	5.875%, 6/01/30	6/17 at 100.00	B–	5,679,325
9,280	5.750%, 6/01/34	6/17 at 100.00	B–	7,408,595
3,920	6.000%, 6/01/42	6/17 at 100.00	B	3,172,495
6,080	5.875%, 6/01/47	6/17 at 100.00	B	4,891,421
6,625	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B–	5,690,146
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
7,050	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	7,888,175
	Project, Series 2009E, 5.625%, 10/01/19
49,815	Total Ohio			45,817,120
	Oklahoma – 3.0% (2.1% of Total Investments)
1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,182,940
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA– (4)	1,890,656
	Center, Series 2008B, 5.250%, 8/15/38 (Pre-refunded 8/15/18)
12,320	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	AA	12,747,997
	5.000%, 2/15/42
280	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	N/R (4)	298,945
	5.000%, 2/15/42 (Pre-refunded 2/15/17)
2,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	AA–	2,018,320
	1/01/47 – FGIC Insured
17,275	Total Oklahoma			18,138,858
	Oregon – 0.5% (0.4% of Total Investments)
3,000	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Series 2007A,	10/17 at 100.00	A	3,191,970
	5.000%, 10/01/36
	Pennsylvania – 2.7% (1.8% of Total Investments)
5,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of	8/19 at 100.00	Aa3	5,596,650
	Pittsburgh Medical Center, Series 2009A, 5.625%, 8/15/39
160	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%,	12/18 at 100.00	AA (4)	180,851
	12/01/43 (Pre-refunded 12/01/18) – AGM Insured
1,090	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%,	12/18 at 100.00	AA	1,195,305
	12/01/43 – AGM Insured
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A,	10/16 at 100.00	AA+	1,513,575
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)
1,750	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA–	1,871,275
	Bonds, Series 2010A, 0.000%, 12/01/34
5,140	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	No Opt. Call	AA–	5,644,748
	Revenue, Series 2011B, 5.000%, 12/01/34
14,640	Total Pennsylvania			16,002,404
	Puerto Rico – 0.7% (0.5% of Total Investments)
215	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%,	No Opt. Call	CC	196,577
	7/01/29 – AMBAC Insured
3,975	Puerto Rico, General Obligation Bonds, Public Improvement Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	AA–	3,963,155
	NPFG Insured
4,190	Total Puerto Rico			4,159,732
	Rhode Island – 0.1% (0.0% of Total Investments)
330	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	11/15 at 100.00	AA–	331,459
	Lifespan Obligated Group, Series 1996, 5.500%, 5/15/16 – NPFG Insured
	South Carolina – 1.4% (0.9% of Total Investments)
1,220	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	AA–	987,224
	0.000%, 1/01/23 – FGIC Insured
3,455	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A,	6/24 at 100.00	AA–	3,878,272
	5.500%, 12/01/54
2,900	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A, 5.250%, 10/01/40	10/19 at 100.00	A1	3,249,914
7,575	Total South Carolina			8,115,410
	South Dakota – 0.5% (0.4% of Total Investments)
2,945	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	5/17 at 100.00	A+	3,047,103
	Series 2007, 5.000%, 11/01/40
	Tennessee – 0.2% (0.1% of Total Investments)
1,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	12/17 at 100.00	N/R	1,070,160
	Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996,
	6.000%, 12/01/19 – AMBAC Insured
	Texas – 15.3% (10.5% of Total Investments)
5,555	Beaumont Independent School District, Jefferson County, Texas, General Obligation Bonds,	2/17 at 100.00	AAA	5,858,247
	Series 2008, 5.000%, 2/15/38
6,000	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Lighting and Power Company,	No Opt. Call	A1	6,476,700
	Series 1998, 5.050%, 11/01/18 – AMBAC Insured (Alternative Minimum Tax)
925	Brownsville, Texas, Utility System Priority Revenue Bonds, Series 2005A, 5.000%, 9/01/26	9/15 at 100.00	A+ (4)	928,737
	(Pre-refunded 9/01/15) – AMBAC Insured
2,000	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The	4/20 at 100.00	Baa1	2,306,900
	Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.000%, 1/01/41	1/21 at 100.00	BBB	1,147,580
4,250	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006,	8/16 at 60.73	Aaa	2,568,870
	0.000%, 8/15/26 (Pre-refunded 8/15/16)
10,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien	10/23 at 100.00	AA+	11,145,296
	Series 2013B, 5.250%, 10/01/51
1,895	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston	6/25 at 100.00	AA	1,868,678
	Methodist Hospital System, Series 2015, 4.000%, 12/01/45 (WI/DD, Settling 8/06/15)
5,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	AA+	5,283,250
	NPFG Insured
2,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series	11/24 at 100.00	A2	2,266,580
	2014A, 5.000%, 11/15/29
2,550	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	2/16 at 100.00	BBB+	2,572,746
	Memorial Hospital Project, Series 2005, 5.375%, 8/15/35
6,080	Laredo Independent School District, Webb County, Texas, General Obligation Bonds, Series 2006,	8/16 at 100.00	AAA	6,365,213
	5.000%, 8/01/29 (Pre-refunded 8/01/16)
2,725	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/25 at 100.00	AAA	3,148,329
	Bonds, Refunding Series 2015A, 5.000%, 8/15/38
535	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 27.35	AAA	141,160
	Bonds, Series 2008, 0.000%, 8/15/39
12,975	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 27.35	N/R (4)	3,478,338
	Bonds, Series 2008, 0.000%, 8/15/39 (Pre-refunded 8/15/17)
1,750	Lewisville Independent School District, Denton County, Texas, General Obligation Bonds,	No Opt. Call	Aaa	1,744,260
	Refunding Series 1996, 0.000%, 8/15/16
1,020	Marble Falls Independent School District, Burnet County, Texas, General Obligation Bonds,	8/16 at 100.00	Aaa	1,063,615
	Series 2007, 5.000%, 8/15/34
	Marble Falls Independent School District, Burnet County, Texas, General Obligation Bonds,
	Series 2007:
1,485	5.000%, 8/15/34 (Pre-refunded 8/15/16)	8/16 at 100.00	Aaa	1,557,186
1,015	5.000%, 8/15/34 (Pre-refunded 8/15/16)	8/16 at 100.00	Aaa	1,064,339
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation
	Series 2008I:
2,555	6.200%, 1/01/42 – AGC Insured	1/25 at 100.00	AA	3,109,767
7,000	6.500%, 1/01/43	1/25 at 100.00	A1	8,583,750
2,205	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A,	1/25 at 100.00	A2	2,423,736
	5.000%, 1/01/34
8,235	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	8,964,209
	2012, 5.000%, 12/15/29
2,500	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	2,714,275
	Refunding Series 2012A, 5.000%, 8/15/41
1,875	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier	8/24 at 100.00	BBB+	2,035,275
	Refunding Series 2015C, 5.000%, 8/15/37
3,600	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A–	2,545,236
	2002A, 0.000%, 8/15/25 – AMBAC Insured
96,730	Total Texas			91,362,272
	Utah – 0.6% (0.4% of Total Investments)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,268,320
	Virgin Islands – 0.3% (0.2% of Total Investments)
1,480	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	Baa3	1,668,567
	Series 2009A, 6.750%, 10/01/37
	Virginia – 3.2% (2.2% of Total Investments)
1,200	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	No Opt. Call	A	1,334,208
	System Obligated Group, Series 2013, 5.000%, 11/01/30
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A:
5,100	5.125%, 7/01/49	No Opt. Call	BBB–	5,485,509
5,250	5.000%, 7/01/52	No Opt. Call	BBB–	5,524,785
1,085	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B, 0.000%, 7/01/34	No Opt. Call	BBB–	429,052
2,855	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B–	2,062,766
	Series 2007B2, 5.200%, 6/01/46
3,810	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	4,133,050
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
19,300	Total Virginia			18,969,370
	Washington – 2.0% (1.4% of Total Investments)
1,260	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise	2/16 at 100.00	AAA	1,272,865
	Tax Bonds, Series 1999, 4.750%, 2/01/28 – FGIC Insured
4,265	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station – Nuclear	7/16 at 100.00	N/R (4)	4,445,708
	Project 2, Series 2006C, 5.000%, 7/01/23 (Pre-refunded 7/01/16)
2,485	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/17 at 100.00	AA	2,605,349
	Development, Series 2006B, 5.000%, 1/01/32 – NPFG Insured
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A (4)	2,368,320
	Research Center, Series 2009A, 6.000%, 1/01/33 (Pre-refunded 7/01/19)
1,410	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%,	No Opt. Call	AA+	1,104,777
	12/01/24 – NPFG Insured
11,420	Total Washington			11,797,019
	West Virginia – 0.2% (0.1% of Total Investments)
1,250	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry	3/16 at 100.00	BBB	1,264,950
	Economic Development, Series 2006B, 5.625%, 3/01/36
	Wisconsin – 0.6% (0.4% of Total Investments)
3,000	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds,	No Opt. Call	AA– (4)	3,536,760
	Series 1998A, 5.500%, 12/15/19 – NPFG Insured (ETM)
$ 948,743	Total Municipal Bonds (cost $807,639,260)			872,978,552

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 227	Las Vegas Monorail Company, Senior Interest Bonds, (7), (8)	5.500%	7/15/19	N/R	$ 40,934
60	Las Vegas Monorail Company, Senior Interest Bonds, (7), (8)	5.500%	7/15/55	N/R	8,089
$ 287	Total Corporate Bonds (cost $25,810)				49,023
	Total Long-Term Investments (cost $807,665,070)				873,027,575
	Floating Rate Obligations – (4.0)%				(23,903,333)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (45.1)% (9)				(268,800,000)
	Other Assets Less Liabilities – 2.7%				16,019,666
	Net Assets Applicable to Common Shares – 100%				$ 596,343,908

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$872,978,552	$ —	$872,978,552
Corporate Bonds	—	—	49,023	49,023
Total	$ —	$872,978,552	$49,023	$873,027,575

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2015, the cost of investments was $785,967,784.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2015, were as follows:

Gross unrealized:
Appreciation	$73,087,200
Depreciation	(9,931,891)
Net unrealized appreciation (depreciation) of investments	$63,155,309

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board.
For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(9)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.8%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Advantage Fund, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         September 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         September 29, 2015